Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	EAGLE FINANCIAL SERVICES, INC.
Entity Central Index Key	0000880641
Amendment Flag	false